Income Taxes (Detail) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 17, 2019	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018
Operating Loss Carryforwards [Line Items]
Deferred tax liability								$ 3,684	$ 391	$ 3,100
Deferred tax asset arising from the IPO	$ 13,700	$ 13,664			$ 13,700
Effective income tax rate (as a percent)						7.90%		22.90%
Total income tax provision			$ 807	$ 428		$ 1,114	$ 456	$ 327	1,008
Federal statutory tax rate (as a percent)						21.00%
Current tax expense								91	713
Deferred tax expense								$ 236	$ 295
Class A Common Stock | Initial Public Offering
Operating Loss Carryforwards [Line Items]
Sale of stock, number of shares issued (in shares)	16,675,000
Share price (in dollars per share)	$ 18.00